Subsequent Events	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

NOTE L—SUBSEQUENT EVENTS

Sunnyside Loan

BSP/Sunnyside, LLC (“Sunnyside”) was a subsidiary of BCOM Real Estate Fund LLC, which was a contributor of entities in the reverse recapitalization transaction, described above, and is now held by BCOM Real Estate Fund, LLC Liquidating Trust, a stockholder of the Company. Sunnyside was not contributed to the Company in the reverse recapitalization transaction. On October 2, 2012, Sunnyside executed a Settlement Stipulation, which provided Sunnyside or its assignee, the option, for a non-refundable fee of $150,000, to acquire its delinquent loan (with a principal balance of $4,497,031 as of September 30, 2012) from its lender within 120 days of the date of the Settlement Stipulation for the net amount of $1,450,000, after a credit of the $150,000 paid for the option. The Settlement Stipulation provided that if the option was exercised within 120 days of the date of the Settlement Stipulation, the lender would not take any further legal action to enforce its rights under the note and mortgage. If the option were not exercised within the requisite time period, Sunnyside would stipulate to the entry of a final judgment of foreclosure. On October 2, 2012, the Company paid the $150,000 non-refundable fee and Sunnyside assigned the option to the Company. On January 30, 2013, the Company exercised its rights under the option and purchased the loan for $1,450,000. As a result of the acquisition of the loan, the Company considers Sunnyside to be a VIE at December 31, 2012; however, the Company is not the primary beneficiary and, as such, Sunnyside has not been included in the consolidated financial statements.

Acquisition of Property

On March 4, 2013, the Company acquired Vintage at Madison Crossing, a 178-unit apartment community consisting of 12 buildings in Huntsville, Alabama, for $15.3 million.

On January 30, 2013, the Company entered into an agreement to purchase Woodfield St. James, a 244-unit multifamily community consisting of nine buildings in Goose Creek, South Carolina, a suburb of Charleston, for $27.2 million. The acquisition is expected to close, subject to the satisfaction of customary closing conditions, prior to the end of the second quarter of 2013.

Sale of Fontaine Woods

On March 1, 2013, the Company sold its 70% interest in the Fontaine Woods property to its joint venture partner for $10,500,000, including the assumption by the buyer of its 70% portion of a $9,100,000 mortgage. The decision to sell this property was made in November 2012. The sale resulted in a gain to the Company of approximately $1.6 million.

Dividend Declared

On January 25, 2013, a dividend was declared in the amount of $0.0855 per share, payable to stockholders of record of common stock and common OP units as of February 5, 2013 and payable on March 15, 2013, for a total of approximately $450,000. In addition, the Company declared that all cumulative unpaid dividends on Class A preferred stock through January 25, 2013 in the amount of approximately $31,000 be set aside for payment, as required by the terms of the Class A preferred stock in the Company’s charter.

Amendment to Class A Preferred Stock

On January 14, 2013, the terms of the Class A preferred stock were amended to provide that in calculating the number of shares of common stock to be issued upon conversion of shares of Class A preferred stock, the average market price of our common stock in the conversion calculation shall not be less than $9.00 per share. As amended, shares of the Class A preferred stock are convertible into shares of the Company’s common stock at such time as the last of the properties contributed to the Company to be developed and opened for occupancy shall have attained 90% physical occupancy or have previously been disposed of by the Company. The shares are convertible at a conversion rate equal to the liquidation preference (as adjusted for certain decreases in value, in any, below June 1, 2012 levels) divided by the average market price of the Company’s common stock for the 20 trading days immediately preceding conversion, subject to a minimum price of $9.00 per share, subject to adjustments for any subsequent stock split, combination or exchange of the common stock after the date of issuance of the Class A preferred stock.

Amendment and Restatement of the Operating Partnership Agreement

On February 8, 2013, the agreement of limited partnership for the operating partnership was amended and restated to combine the Class B preferred units and the Class C preferred units issued in the recapitalization into a single class of partnership units, designated as Class B contingent units, and to amend certain terms of the Class B contingent units. The operating partnership issued one Class B contingent unit for each outstanding Class C preferred unit and all remaining Class B preferred units became Class B contingent units. As amended, the Class B contingent units are entitled to quarterly distributions equal to $0.375 per Class B contingent unit if, and only if, a regular quarterly cash distribution has been declared and paid with respect to the common stock and the common units for that quarterly period. However, quarterly distributions on the Class B contingent units are subordinate to distributions on the common units and are reduced, but not below zero, to the extent that the aggregate quarterly distributions on all classes of our stock and the operating partnership’s units (excluding the Class B contingent units) exceed the Company’s adjusted funds from operations, as defined in the operating partnership agreement, for that quarterly period. To the extent that a quarterly distribution on the Class B contingent units is reduced, such distribution is not cumulative and is forfeited.

Second Amendment and Restatement of the Operating Partnership Agreement

On March 26, 2013, the partners of the operating partnership executed the Second Amended and Restated Agreement of Limited Partnership, or the partnership agreement, to amend the terms of the Class B contingent units. The 546,132 common units that were previously issued to Trade Street Adviser GP, Inc., Trade Street Capital and Mr. Baumann and his wife on June 1, 2012 at the closing of the recapitalization were exchanged for 14,307 additional Class B contingent units. As amended, the Class B contingent units are entitled to non-cumulative quarterly distributions that are preferred with respect to the payment of distributions on common units and pari passu with the payment of distributions on Class A preferred units. The quarterly distributions on the Class B contingent units must be declared and set aside for payment prior to any distributions being declared on the common units for that quarterly period. The amount of the distributions will be $0.375 per quarter (1.5% per annum of the stated value per Class B contingent unit) until December 31, 2014, $0.75 per quarter (3.0% per annum of the stated value per Class B contingent unit) from January 1, 2015 through December 31, 2015 and $1.25 per quarter (5.0% per annum of the stated value per Class B contingent unit) thereafter.

The Class B contingent units will be converted into common units in four tranches based upon the sale or stabilization which is defined as the achievement of 90% physical occupancy, of our Land Investments, as follows (except that all Class B contingent units will be automatically converted into common units upon, among other events, a change of control, sale of substantially all assets or bankruptcy of our company):

•52,728.75 units upon the earlier to occur of (i) the stabilization of our development property, The Estates at Maitland, and (ii) the sale of The Estates at Maitland.

•52,728.75 units upon the earlier to occur of (i) the stabilization of our development property, Estates at Millenia—Phase II, and (ii) the sale of Estates at Millenia—Phase II.

•105,457.50 units upon the earlier to occur of (i) the stabilization of either our development property, Midlothian town Center-East or our development property, Venetian, and (ii) the sale of either Midlothian Town Center-East or Venetian.

The Class B contingent units will be converted into common units on the schedule set forth above at a conversion rate equal to $100.00 per unit divided by, generally, the average closing price of our common stock for the 20 trading days prior to the date of conversion, subject to a minimum price of $9.00 per share (subject to further adjustment for subsequent stock splits, stock dividends, reverse stock splits and other capital changes). The Class B contingent units ranks equally with common units with respect to losses of the operating partnership and share in profits only to the extent of the distributions. The Class B contingent units do not have a preference with respect to distributions upon any liquidation of the operating partnership.

Reverse Stock Split

On January 17, 2013, the Company effected a 1 for 150 reverse stock split of its common stock and the common units of the Operating Partnership. All common stock and per share data included in these consolidated financial statements give effect to the reverse stock split and have been adjusted retroactively for all periods presented.

Revolving Credit Facility

On January 31, 2013, the Operating Partnership entered into a $14.0 million senior secured revolving credit facility for which BMO Harris Bank N.A. is serving as sole lead arranger and administrative agent. The Company has guaranteed the obligations of the Operating Partnership as the borrower under the credit facility. The credit facility has a term of three years and allows for immediate borrowings of up to $14.0 million, with an accordion feature that will allow the Company to increase the availability thereunder by $66.0 million to an aggregate of $80.0 million under certain conditions as additional properties are included in the borrowing base. The Arbors River Oaks property is currently the only property included in the borrowing base. The Company used borrowings drawn on the credit facility to repay in full the mortgage loan on the Arbors River Oaks property, which had a balance of approximately $9.0 million as of December 31, 2012, as well as to fund prepayment penalties, closing costs and other related fees. On March 11, 2013, the Company drew down an additional $1.0 million under the credit facility, which was used for general corporate purposes. The outstanding balance of the credit facility is $11.5 million.

Equity Incentive Plan

On January 24, 2013, the Company’s stockholders approved, at the recommendation of the Company’s board of directors, the Trade Street Residential, Inc. 2013 Equity Incentive Plan, which is intended to attract and retain independent directors, executive officers and other key employees and individual service providers, including officers and employees of the Company’s affiliates. The Equity Incentive Plan provides for the grant of options to purchase shares of the Company’s common stock, stock awards, stock appreciation rights, performance units, incentive awards and other equity-based awards.

NOTE L—SUBSEQUENT EVENTS

Sunnyside Loan

BSP/Sunnyside, LLC (“Sunnyside”) was a subsidiary of BCOM Real Estate Fund LLC, which was a contributor of entities in the reverse recapitalization transaction, described above, and is now held by BCOM Real Estate Fund, LLC Liquidating Trust, a stockholder of the Company. Sunnyside was not contributed to the Company in the reverse recapitalization transaction. On October 2, 2012, Sunnyside executed a Settlement Stipulation, which provided Sunnyside or its assignee, the option, for a non-refundable fee of $150,000, to acquire its delinquent loan (with a principal balance of $4,497,031 as of September 30, 2012) from its lender within 120 days of the date of the Settlement Stipulation for the net amount of $1,450,000, after a credit of the $150,000 paid for the option. The Settlement Stipulation provided that if the option was exercised within 120 days of the date of the Settlement Stipulation, the lender would not take any further legal action to enforce its rights under the note and mortgage. If the option were not exercised within the requisite time period, Sunnyside would stipulate to the entry of a final judgment of foreclosure. On October 2, 2012, the Company paid the $150,000 non-refundable fee and Sunnyside assigned the option to the Company. On January 30, 2013, the Company exercised its rights under the option and purchased the loan for $1,450,000. As a result of the acquisition of the loan, the Company considers Sunnyside to be a VIE at December 31, 2012; however, the Company is not the primary beneficiary and, as such, Sunnyside has not been included in the consolidated financial statements.

Acquisition of Property

On March 4, 2013, the Company acquired Vintage at Madison Crossing, a 178-unit apartment community consisting of 12 buildings in Huntsville, Alabama, for $15.3 million.

On January 30, 2013, the Company entered into an agreement to purchase Woodfield St. James, a 244-unit multifamily community consisting of nine buildings in Goose Creek, South Carolina, a suburb of Charleston, for $27.2 million. The acquisition is expected to close, subject to the satisfaction of customary closing conditions, prior to the end of the second quarter of 2013.

Sale of Fontaine Woods

On March 1, 2013, the Company sold its 70% interest in the Fontaine Woods property to its joint venture partner for $10,500,000, including the assumption by the buyer of its 70% portion of a $9,100,000 mortgage. The decision to sell this property was made in November 2012. The sale resulted in a gain to the Company of approximately $1.6 million.

Dividend Declared

On January 25, 2013, a dividend was declared in the amount of $0.0855 per share, payable to stockholders of record of common stock and common OP units as of February 5, 2013 and payable on March 15, 2013, for a total of approximately $450,000. In addition, the Company declared that all cumulative unpaid dividends on Class A preferred stock through January 25, 2013 in the amount of approximately $31,000 be set aside for payment, as required by the terms of the Class A preferred stock in the Company’s charter.

Amendment to Class A Preferred Stock

On January 14, 2013, the terms of the Class A preferred stock were amended to provide that in calculating the number of shares of common stock to be issued upon conversion of shares of Class A preferred stock, the average market price of our common stock in the conversion calculation shall not be less than $9.00 per share. As amended, shares of the Class A preferred stock are convertible into shares of the Company’s common stock at such time as the last of the properties contributed to the Company to be developed and opened for occupancy shall have attained 90% physical occupancy or have previously been disposed of by the Company. The shares are convertible at a conversion rate equal to the liquidation preference (as adjusted for certain decreases in value, in any, below June 1, 2012 levels) divided by the average market price of the Company’s common stock for the 20 trading days immediately preceding conversion, subject to a minimum price of $9.00 per share, subject to adjustments for any subsequent stock split, combination or exchange of the common stock after the date of issuance of the Class A preferred stock.

Amendment and Restatement of the Operating Partnership Agreement

On February 8, 2013, the agreement of limited partnership for the operating partnership was amended and restated to combine the Class B preferred units and the Class C preferred units issued in the recapitalization into a single class of partnership units, designated as Class B contingent units, and to amend certain terms of the Class B contingent units. The operating partnership issued one Class B contingent unit for each outstanding Class C preferred unit and all remaining Class B preferred units became Class B contingent units. As amended, the Class B contingent units are entitled to quarterly distributions equal to $0.375 per Class B contingent unit if, and only if, a regular quarterly cash distribution has been declared and paid with respect to the common stock and the common units for that quarterly period. However, quarterly distributions on the Class B contingent units are subordinate to distributions on the common units and are reduced, but not below zero, to the extent that the aggregate quarterly distributions on all classes of our stock and the operating partnership’s units (excluding the Class B contingent units) exceed the Company’s adjusted funds from operations, as defined in the operating partnership agreement, for that quarterly period. To the extent that a quarterly distribution on the Class B contingent units is reduced, such distribution is not cumulative and is forfeited.

Second Amendment and Restatement of the Operating Partnership Agreement

On March 26, 2013, the partners of the operating partnership executed the Second Amended and Restated Agreement of Limited Partnership, or the partnership agreement, to amend the terms of the Class B contingent units. The 546,132 common units that were previously issued to Trade Street Adviser GP, Inc., Trade Street Capital and Mr. Baumann and his wife on June 1, 2012 at the closing of the recapitalization were exchanged for 14,307 additional Class B contingent units. As amended, the Class B contingent units are entitled to non-cumulative quarterly distributions that are preferred with respect to the payment of distributions on common units and pari passu with the payment of distributions on Class A preferred units. The quarterly distributions on the Class B contingent units must be declared and set aside for payment prior to any distributions being declared on the common units for that quarterly period. The amount of the distributions will be $0.375 per quarter (1.5% per annum of the stated value per Class B contingent unit) until December 31, 2014, $0.75 per quarter (3.0% per annum of the stated value per Class B contingent unit) from January 1, 2015 through December 31, 2015 and $1.25 per quarter (5.0% per annum of the stated value per Class B contingent unit) thereafter.

The Class B contingent units will be converted into common units in four tranches based upon the sale or stabilization which is defined as the achievement of 90% physical occupancy, of our Land Investments, as follows (except that all Class B contingent units will be automatically converted into common units upon, among other events, a change of control, sale of substantially all assets or bankruptcy of our company):

•52,728.75 units upon the earlier to occur of (i) the stabilization of our development property, The Estates at Maitland, and (ii) the sale of The Estates at Maitland.

•52,728.75 units upon the earlier to occur of (i) the stabilization of our development property, Estates at Millenia—Phase II, and (ii) the sale of Estates at Millenia—Phase II.

•105,457.50 units upon the earlier to occur of (i) the stabilization of either our development property, Midlothian town Center-East or our development property, Venetian, and (ii) the sale of either Midlothian Town Center-East or Venetian.

The Class B contingent units will be converted into common units on the schedule set forth above at a conversion rate equal to $100.00 per unit divided by, generally, the average closing price of our common stock for the 20 trading days prior to the date of conversion, subject to a minimum price of $9.00 per share (subject to further adjustment for subsequent stock splits, stock dividends, reverse stock splits and other capital changes). The Class B contingent units ranks equally with common units with respect to losses of the operating partnership and share in profits only to the extent of the distributions. The Class B contingent units do not have a preference with respect to distributions upon any liquidation of the operating partnership.

Reverse Stock Split

On January 17, 2013, the Company effected a 1 for 150 reverse stock split of its common stock and the common units of the Operating Partnership. All common stock and per share data included in these consolidated financial statements give effect to the reverse stock split and have been adjusted retroactively for all periods presented.

Revolving Credit Facility

On January 31, 2013, the Operating Partnership entered into a $14.0 million senior secured revolving credit facility for which BMO Harris Bank N.A. is serving as sole lead arranger and administrative agent. The Company has guaranteed the obligations of the Operating Partnership as the borrower under the credit facility. The credit facility has a term of three years and allows for immediate borrowings of up to $14.0 million, with an accordion feature that will allow the Company to increase the availability thereunder by $66.0 million to an aggregate of $80.0 million under certain conditions as additional properties are included in the borrowing base. The Arbors River Oaks property is currently the only property included in the borrowing base. The Company used borrowings drawn on the credit facility to repay in full the mortgage loan on the Arbors River Oaks property, which had a balance of approximately $9.0 million as of December 31, 2012, as well as to fund prepayment penalties, closing costs and other related fees. On March 11, 2013, the Company drew down an additional $1.0 million under the credit facility, which was used for general corporate purposes. The outstanding balance of the credit facility is $11.5 million.

Equity Incentive Plan

On January 24, 2013, the Company’s stockholders approved, at the recommendation of the Company’s board of directors, the Trade Street Residential, Inc. 2013 Equity Incentive Plan, which is intended to attract and retain independent directors, executive officers and other key employees and individual service providers, including officers and employees of the Company’s affiliates. The Equity Incentive Plan provides for the grant of options to purchase shares of the Company’s common stock, stock awards, stock appreciation rights, performance units, incentive awards and other equity-based awards.